Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

July 31, 2020

XS4-QTLY-0920
1.968035.106

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
Cogeco Communications, Inc.	200,000	$15,245,063
Emerald Expositions Events, Inc.	2,500,000	6,800,000
		22,045,063
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.5%
Linamar Corp.	222,000	6,629,587
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	500,000	7,200,000
Hotels, Restaurants & Leisure - 3.4%
Hilton Grand Vacations, Inc. (a)	1,250,000	25,375,000
Vail Resorts, Inc.	100,000	19,203,000
		44,578,000
Household Durables - 2.3%
LGI Homes, Inc. (a)(b)	266,992	30,466,457
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	100,000	1,715,000
Multiline Retail - 2.0%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	250,000	26,275,000
Specialty Retail - 0.5%
Aaron's, Inc. Class A	125,000	6,522,500

TOTAL CONSUMER DISCRETIONARY		123,386,544

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	200,000	8,010,000
Performance Food Group Co. (a)	250,000	7,005,000
		15,015,000
Food Products - 1.1%
Inghams Group Ltd. (b)	1,500,000	3,557,961
Sanderson Farms, Inc.	100,000	11,149,500
		14,707,461

TOTAL CONSUMER STAPLES		29,722,461

ENERGY - 1.7%
Energy Equipment & Services - 1.1%
Championx Corp. (a)	650,000	6,181,500
Oil States International, Inc. (a)	750,000	3,360,000
ShawCor Ltd. Class A	1,051,745	2,080,798
Total Energy Services, Inc.	1,430,530	2,242,796
		13,865,094
Oil, Gas & Consumable Fuels - 0.6%
Brigham Minerals, Inc. Class A	750,000	8,310,000

TOTAL ENERGY		22,175,094

FINANCIALS - 17.3%
Banks - 8.7%
BOK Financial Corp. (b)	484,457	26,984,255
Cullen/Frost Bankers, Inc. (b)	300,000	21,618,000
First Citizens Bancshares, Inc.	100,000	42,587,000
First Hawaiian, Inc.	1,000,000	17,380,000
Wintrust Financial Corp.	150,000	6,420,000
		114,989,255
Capital Markets - 1.5%
BrightSphere Investment Group, Inc.	1,500,000	20,160,000
Consumer Finance - 1.4%
Encore Capital Group, Inc. (a)	220,000	8,036,600
First Cash Financial Services, Inc.	175,000	10,087,000
		18,123,600
Diversified Financial Services - 2.1%
Cannae Holdings, Inc. (a)	750,000	28,260,000
Insurance - 3.6%
BRP Group, Inc. (a)	100,000	1,745,000
Enstar Group Ltd. (a)	75,000	12,596,250
First American Financial Corp.	650,000	33,156,500
		47,497,750

TOTAL FINANCIALS		229,030,605

HEALTH CARE - 12.5%
Health Care Equipment & Supplies - 5.8%
Envista Holdings Corp. (a)	1,700,000	37,179,000
Haemonetics Corp. (a)	200,000	17,532,000
Hill-Rom Holdings, Inc.	200,000	19,444,000
Utah Medical Products, Inc.	31,708	2,584,202
		76,739,202
Health Care Providers & Services - 3.0%
Patterson Companies, Inc. (b)	500,000	13,280,000
Premier, Inc. (a)	750,000	26,227,500
		39,507,500
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. (a)	175,000	34,823,250
Pharmaceuticals - 1.1%
Prestige Brands Holdings, Inc. (a)	400,000	14,876,000

TOTAL HEALTH CARE		165,945,952

INDUSTRIALS - 19.6%
Aerospace & Defense - 1.7%
Ultra Electronics Holdings PLC	700,000	21,826,266
Building Products - 0.5%
Patrick Industries, Inc.	100,000	6,395,000
Commercial Services & Supplies - 4.6%
ABM Industries, Inc.	400,000	14,360,000
Cimpress PLC (a)	250,000	25,000,000
Knoll, Inc.	700,000	8,197,000
The Brink's Co.	300,000	13,305,000
		60,862,000
Construction & Engineering - 0.2%
Mirait Holdings Corp.	150,000	2,057,532
Electrical Equipment - 0.3%
Regal Beloit Corp.	50,000	4,598,500
Machinery - 0.1%
THK Co. Ltd.	75,000	1,740,825
Marine - 0.0%
MPC Container Ships ASA (a)	2,000,000	626,246
Professional Services - 7.2%
ASGN, Inc. (a)	650,000	44,499,000
BG Staffing, Inc.	4,124	37,446
Insperity, Inc.	200,000	13,372,000
Intertrust NV (c)	1,000,000	18,470,256
Kforce, Inc.	200,000	5,768,000
Persol Holdings Co., Ltd.	1,056,500	13,354,088
		95,500,790
Road & Rail - 3.0%
TFI International, Inc.	500,000	21,695,000
TFI International, Inc. (Canada)	425,000	18,441,151
		40,136,151
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)	600,000	18,696,000
GMS, Inc. (a)	140,000	3,280,200
MRC Global, Inc. (a)	750,000	4,462,500
		26,438,700

TOTAL INDUSTRIALS		260,182,010

INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment & Components - 8.0%
Flextronics International Ltd. (a)	500,000	5,745,000
Insight Enterprises, Inc. (a)	700,000	34,888,000
SYNNEX Corp.	425,000	53,014,501
TTM Technologies, Inc. (a)	1,000,000	12,310,000
		105,957,501
IT Services - 3.8%
Computer Services, Inc.	650,000	37,212,500
Genpact Ltd.	100,000	3,982,000
International Money Express, Inc. (a)	100,000	1,348,000
Tucows, Inc. (a)(b)	125,000	7,563,750
		50,106,250
Semiconductors & Semiconductor Equipment - 5.8%
Cabot Microelectronics Corp.	75,000	11,304,000
Cirrus Logic, Inc. (a)	150,000	10,279,500
Ichor Holdings Ltd. (a)	300,000	9,846,000
ON Semiconductor Corp. (a)	1,750,000	36,050,000
SMART Global Holdings, Inc. (a)	350,000	9,761,500
		77,241,000
Software - 0.8%
j2 Global, Inc. (a)	100,000	5,672,000
Zix Corp. (a)	750,000	5,336,250
		11,008,250
Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co. Ltd.	175,000	8,629,729

TOTAL INFORMATION TECHNOLOGY		252,942,730

MATERIALS - 4.8%
Chemicals - 2.3%
Valvoline, Inc.	1,500,000	30,780,000
Construction Materials - 2.5%
Eagle Materials, Inc.	125,000	10,028,750
Wienerberger AG	1,000,000	22,934,686
		32,963,436

TOTAL MATERIALS		63,743,436

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 5.0%
CareTrust (REIT), Inc.	750,000	13,515,000
Corporate Office Properties Trust (SBI)	750,000	19,860,000
Douglas Emmett, Inc.	1,000,000	29,140,000
iStar Financial, Inc.	355,804	4,130,884
		66,645,884
Real Estate Management & Development - 3.7%
Cushman & Wakefield PLC (a)	1,800,000	19,260,000
Jones Lang LaSalle, Inc.	300,000	29,673,000
		48,933,000

TOTAL REAL ESTATE		115,578,884

UTILITIES - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	150,000	6,846,000
TOTAL COMMON STOCKS
(Cost $1,206,943,188)		1,291,598,779

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.14% (d)	33,361,435	33,371,443
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	29,188,963	29,191,882
TOTAL MONEY MARKET FUNDS
(Cost $62,562,045)		62,563,325
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,269,505,233)		1,354,162,104
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(29,674,732)
NET ASSETS - 100%		$1,324,487,372

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,470,256 or 1.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,600
Fidelity Securities Lending Cash Central Fund	34,151
Total	$36,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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